EMPLOYEE BENEFITS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan [Abstract]
Defined contribution plan, matching contribution rate					3.00%
Employer matching contribution, percent of match					150.00%
Maximum annual contributions per employee, percent					3.00%
Defined contribution per employee					$ 2,000
Total expense	$ 100,000	$ 100,000	$ 400,000	$ 300,000	$ 400,000	$ 0
Defined contribution plan nature and effect of change, description			All employees are auto enrolled at a 3% contribution, unless they opt out, beginning on the first plan entry date following six months of service. Plan entry dates are the first day of January and July. In March of 2020, the Company suspended any employee contribution match effective immediately and through the end of 2021. The match was reinstated on January 1, 2022. For 2022, the Company matched employee contributions 150% of the first 3% of employee contributions, not to exceed $2 thousand per participant per calendar year. Employees vest in employer contributions over six years. The contribution is limited to the maximum contribution allowed under the Internal Revenue Service Regulations.